Branden T. Burningham
                               Attorney at Law
                         455 East 500 South, Suite 205
                           Salt Lake City, Utah 84111

ADMITTED IN UTAH AND CALIFORNIA                 TELEPHONE:  (801) 363-7411
                                                FACSIMILE:  (801) 355-7126


May 16, 2005


Maryse Mills-Apenteng
U.S. Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, NW
Washington, DC 20549


Re: Wizzard Software Corporation, a Colorado corporation (the "Company")
    Post-Effective Amendment No. 1 to Registration Statement on Form SB-2

    Commission File No. 333-114791


Dear Ms. Mills-Apenteng:

     Attached hereto is the above-referenced post-effective amendment. It updates the Company's financial statements and related disclosure through December 31, 2004, the end of the Company's most recent fiscal year. These changes are marked.

     In addition, this post-effective amendment incorporates the changes made in Amendment No. 1 to the Company's Registration Statement on Form SB-2, Commission File No. 333-123715, which was filed on May 10, 2005. The Company believes that the comments raised in the comment letter that precipitated that filing were also applicable to the disclosure contained in attached post-effective amendment.

     Please advise whether there will be any comments on this filing. Thank you very much.

                                        Sincerely yours,

                                        /s/ Branden T. Burningham

                                        Branden T. Burningham

cc: Wizzard Software Corporation